DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
DISCONTINUED OPERATIONS
Net liabilities of IST recognized as gain on disposal of discontinued operations
Assets of IST	$633,095
Liabilities of IST	759,196
Net liabilities of IST recognized as gain on disposal of discontinued operations	$126,101

Asset and liabilities included in net liabilities of discontinued operations
Assets of IST	$616,263
Liabilities of IST	$717,414

Revenue and income (net loss) contributed by IST
	Three months ended June 30, 2024	Six months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2023
Revenue	$—	—	430,234	$801,251
Cost of Sales	—	—	(254,727)	(527,399)
Gross Profit	—	—	175,507	273,852
Expenses	—	—	(142,361)	(365,330)
Interest Expense	—	—	(6,747)	(16,718)
Income taxes	—	—	—	—
Net Income	$—	—	(30,617)	$(108,196)

Net loss	$(557)
Depreciation	91
Change in current assets and liabilities:
Accounts receivable	(23,362)
Prepaid expenses and other	27,519)
Accounts payable	55,381
Net cash flows from operating activities of discontinued operations	4,034

Net cash used in financing activities of discontinued operations
Proceeds from notes receivable	8,455
Proceeds from bank overdraft	7,367
Advances on notes receivable – related party	(31,722)
Payments on notes payable	(16,805)
Net cash used for financing activities of discontinued operations	32,705
Net change in cash of discontinued operations:	(28,671)
Beginning cash balance	28,671
Ending cash balance	0

Proforma result of discontinued operations
Net loss	$(108,196)
Depreciation	91
Change in current assets and liabilities:
Accounts receivable	47,701
Prepaid expenses and other	(27,402)
Accounts payable	52,819
Net cash flows from operating activities of discontinued operations	(34,987)

Net change in cash of discontinued operations:	(34,987)
Beginning cash balance	28,671
Ending cash balance	(6,316)